T. ROWE PRICE Mid-Cap Growth Portfolio
September 30, 2023 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.2%
COMMUNICATION SERVICES 4.6%
Entertainment 1.9%
Liberty Media Corp-Liberty Formula
One, Class C (1) 53,580 3,338
Liberty Media Corp-Liberty Live, Class
C (1) 2,534 81
Spotify Technology (1) 38,300 5,923
9,342
Interactive Media & Services 0.4%
Match Group (1) 48,416 1,897
1,897
Media 2.3%
New York Times, Class A  29,400 1,211
Trade Desk, Class A (1) 126,200 9,863
11,074
Total Communication Services 22,313
CONSUMER
DISCRETIONARY 11.2%
Automobile Components 0.1%
Mobileye Global, Class A (1) 8,474 352
352
Diversified Consumer Services 0.5%
Bright Horizons Family Solutions (1) 23,400 1,906
Clear Secure, Class A  28,903 550
2,456
Hotels, Restaurants & Leisure 5.7%
Caesars Entertainment (1) 26,122 1,211
Chipotle Mexican Grill (1) 1,000 1,832
Domino's Pizza  18,804 7,123
Hilton Worldwide Holdings  53,600 8,049
MGM Resorts International  121,217 4,456
Yum! Brands  41,627 5,201
27,872
Specialty Retail 4.5%
Bath & Body Works  99,800 3,373
Burlington Stores (1) 43,400 5,872
Five Below (1) 21,600 3,476
O'Reilly Automotive (1) 1,600 1,454
Ross Stores  43,200 4,879
Tractor Supply  6,792 1,379
Ulta Beauty (1) 4,300 1,718
22,151
Textiles, Apparel & Luxury
Goods 0.4%
Lululemon Athletica (1) 5,600 2,159
2,159
Total Consumer Discretionary 54,990
CONSUMER STAPLES 3.9%
Beverages 0.3%
Boston Beer, Class A (1) 4,335 1,689
1,689
Shares $ Value
(Cost and value in $000s)
‡
Consumer Staples Distribution &
Retail 2.2%
Casey's General Stores  17,400 4,725
Dollar General  4,800 508
Dollar Tree (1) 46,749 4,976
Maplebear (1) 7,694 229
Maplebear, Acquisition Date: 2/26/21 -
11/19/21, Cost $1,121 (1)(2) 9,276 275
10,713
Food Products 0.4%
TreeHouse Foods (1) 47,462 2,068
2,068
Household Products 0.4%
Reynolds Consumer Products  68,400 1,753
1,753
Personal Care Products 0.6%
Kenvue  138,908 2,789
2,789
Total Consumer Staples 19,012
ENERGY 4.1%
Energy Equipment & Services 0.3%
TechnipFMC  65,117 1,324
1,324
Oil, Gas & Consumable Fuels 3.8%
Cheniere Energy  38,900 6,456
Coterra Energy  99,800 2,699
EQT  98,600 4,001
Pioneer Natural Resources  20,822 4,780
Range Resources  17,400 564
18,500
Total Energy 19,824
FINANCIALS 7.8%
Capital Markets 4.8%
Cboe Global Markets  5,500 859
Intercontinental Exchange  46,400 5,105
KKR  111,900 6,893
MarketAxess Holdings  10,400 2,222
Raymond James Financial  30,500 3,063
Tradeweb Markets, Class A  67,900 5,446
23,588
Financial Services 1.2%
FleetCor Technologies (1) 23,000 5,873
5,873
Insurance 1.8%
Assurant  38,000 5,456
Axis Capital Holdings  34,700 1,956
Kemper  12,100 509
Markel Group (1) 600 883
8,804
Total Financials 38,265

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE 23.8%
Biotechnology 5.5%
Alnylam Pharmaceuticals (1) 29,100 5,154
Apellis Pharmaceuticals (1) 23,464 893
Argenx, ADR (1) 5,519 2,713
Ascendis Pharma, ADR (1) 19,700 1,845
Biogen (1) 15,600 4,009
CRISPR Therapeutics (1) 20,857 947
Exact Sciences (1) 25,000 1,705
Ionis Pharmaceuticals (1) 82,500 3,742
Karuna Therapeutics (1) 10,811 1,828
Roivant Sciences (1) 91,050 1,063
Sarepta Therapeutics (1) 15,654 1,898
Seagen (1) 5,200 1,103
26,900
Health Care Equipment &
Supplies 8.0%
Alcon  54,400 4,192
Cooper  14,800 4,707
DENTSPLY SIRONA  43,000 1,469
Enovis (1) 56,424 2,975
Hologic (1) 184,900 12,832
ICU Medical (1) 14,300 1,702
QuidelOrtho (1) 36,933 2,698
Teleflex  44,572 8,754
39,329
Health Care Providers &
Services 2.3%
Acadia Healthcare (1) 68,800 4,837
Agilon Health (1) 123,922 2,201
Molina Healthcare (1) 12,500 4,099
11,137
Health Care Technology 1.6%
Veeva Systems, Class A (1) 37,944 7,720
7,720
Life Sciences Tools & Services 5.5%
Agilent Technologies  86,500 9,673
Avantor (1) 313,000 6,598
Bruker  95,602 5,956
West Pharmaceutical Services  13,145 4,932
27,159
Pharmaceuticals 0.9%
Catalent (1) 101,817 4,636
4,636
Total Health Care 116,881
INDUSTRIALS & BUSINESS
SERVICES 17.0%
Aerospace & Defense 2.5%
BWX Technologies  30,800 2,309
Textron  129,286 10,103
12,412
Shares $ Value
(Cost and value in $000s)
‡
Commercial Services &
Supplies 0.3%
Waste Connections  12,200 1,638
1,638
Electrical Equipment 0.2%
Shoals Technologies Group, Class
A (1) 42,900 783
783
Ground Transportation 1.7%
JB Hunt Transport Services  44,700 8,427
8,427
Industrial Conglomerates 1.0%
Roper Technologies  9,700 4,698
4,698
Machinery 4.9%
Esab  54,052 3,795
Fortive  102,800 7,624
IDEX  14,300 2,975
Ingersoll Rand  147,000 9,367
23,761
Passenger Airlines 0.8%
Southwest Airlines  147,600 3,996
3,996
Professional Services 4.8%
Broadridge Financial Solutions  23,869 4,274
Equifax  32,900 6,027
Paylocity Holding (1) 20,900 3,797
TransUnion  69,400 4,982
Verisk Analytics  18,300 4,323
23,403
Trading Companies &
Distributors 0.8%
United Rentals  9,300 4,134
4,134
Total Industrials & Business Services 83,252
INFORMATION
TECHNOLOGY 17.6%
Electronic Equipment, Instruments
& Components 2.6%
Amphenol, Class A  47,300 3,973
Cognex  43,900 1,863
Keysight Technologies (1) 44,800 5,928
Littelfuse  3,600 890
12,654
IT Services 0.3%
MongoDB (1) 4,300 1,487
1,487
Semiconductors & Semiconductor
Equipment 7.6%
KLA  10,834 4,969
Lattice Semiconductor (1) 36,400 3,128
Marvell Technology  224,371 12,145
Microchip Technology  194,600 15,189

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
NXP Semiconductors  8,600 1,719
37,150
Software 7.1%
Atlassian, Class A (1) 11,100 2,237
BILL Holdings (1) 21,562 2,341
CCC Intelligent Solutions Holdings (1) 268,239 3,581
Confluent, Class A (1) 17,200 509
Crowdstrike Holdings, Class A (1) 43,312 7,250
Fair Isaac (1) 5,800 5,037
Fortinet (1) 59,100 3,468
HashiCorp, Class A (1) 8,600 196
Klaviyo, Class A (1) 8,845 305
PTC (1) 45,257 6,412
Synopsys (1) 4,672 2,144
Tyler Technologies (1) 3,500 1,352
34,832
Total Information Technology 86,123
MATERIALS 5.2%
Chemicals 0.6%
RPM International  32,200 3,053
3,053
Construction Materials 1.2%
Martin Marietta Materials  13,889 5,701
5,701
Containers & Packaging 3.4%
Avery Dennison  34,400 6,284
Ball  151,369 7,535
Sealed Air  86,800 2,852
16,671
Total Materials 25,425
REAL ESTATE 1.0%
Real Estate Management &
Development 1.0%
CoStar Group (1) 63,934 4,916
Total Real Estate 4,916
Total Common Stocks (Cost
$321,563) 471,001
Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 0.3%
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $426 (1)(2)(3) 52,622 281
Total Health Care 281
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Databricks, Series H, Acquisition Date:
8/31/21, Cost $302 (1)(2)(3) 4,103 302
Databricks, Series I, Acquisition Date:
9/14/23, Cost $123 (1)(2)(3) 1,670 123
Nuro, Series D, Acquisition Date:
10/29/21, Cost $293 (1)(2)(3) 14,070 87
Total Information Technology 512
MATERIALS 0.1%
Chemicals 0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $317 (1)(2)(3) 6,674 319
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $595 (1)(2)(3) 14,417 292
Total Materials 611
Total Convertible Preferred Stocks
(Cost $2,056) 1,404
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.6%
T. Rowe Price Treasury Reserve Fund,
5.40% (4)(5) 17,688,254 17,688
Total Short-Term Investments (Cost
$17,688) 17,688
Total Investments in
Securities 100.1%
(Cost $341,307) $ 490,093
Other Assets Less Liabilities (0.1)% (628)
Net Assets 100.0% $ 489,465
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,679 and represents 0.3% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Mid-Cap Growth Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 5.40% — — 685
Totals $ —# $ — $ 685+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ —  ¤  ¤ $ —
T. Rowe Price Treasury Reserve
Fund, 5.40% 19,972  ¤  ¤ 17,688
Total $ 17,688^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $685 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $17,688.

T. ROWE PRICE Mid-Cap Growth Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Mid-Cap Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a

T. ROWE PRICE Mid-Cap Growth Portfolio

significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E305-054Q3 09/23
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 470,726 $ 275 $ — $ 471,001
Convertible Preferred Stocks — — 1,404 1,404
Short-Term Investments 17,688 — — 17,688
Total $ 488,414 $ 275 $ 1,404 $ 490,093